Organization and Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization and Description of the Business
Organization and Description of the Business

1. Organization and Description of the Business

WCI Communities, Inc. is a lifestyle community developer and luxury homebuilder in several of Florida’s coastal markets.  Unless the context otherwise requires, the terms “we,” “us,” “our,” “WCI” and the “Company” refer to WCI Communities, Inc. and its subsidiaries.  Our business is organized into three operating segments: homebuilding, real estate services, and amenities. Our homebuilding operations design, sell, and build single- and multi-family homes targeting move-up, second-home, and active adult buyers.  Our real estate services businesses include real estate brokerage and title services. Our amenities operations own and operate golf courses and country clubs, marinas and resort-style amenity facilities within many of our communities.

On August 4, 2008, WCI’s predecessor company and certain subsidiaries (the “Debtors”) filed voluntary petitions for Chapter 11 bankruptcy protection in the U.S. Bankruptcy Court for the District of Delaware. The Debtors filed a joint plan of reorganization (the “Reorganization”), which was declared effective on September 3, 2009, and the Debtors emerged from bankruptcy on that date. In conjunction with the emergence from bankruptcy, the Company was formed as a holding company that owns 100% of the equity in WCI Communities, LLC and WCI Communities Management, LLC.

On July 22, 2013, the Company filed with the Secretary of State of the state of Delaware an amendment to its then existing amended and restated certificate of incorporation to effectuate (i) a 10.3 for 1 stock split of its common stock and (ii) an increase of its authorized capital stock to 150,000,000 shares of common stock and 15,000,000 shares of preferred stock.  In addition, on July 24, 2013, the Company filed with the Secretary of State of the state of Delaware a new amended and restated certificate of incorporation, which, among other things, converted all of the Company’s Series A, B, C, D and E common stock into a single class of common stock.

On July 30, 2013, the Company completed its initial public offering (the “IPO”), issuing 6,819,091 shares of its common stock, par value $0.01 per share, at a price to the public of $15.00 per share.  The shares are traded on the New York Stock Exchange under the ticker symbol “WCIC.” The net proceeds from the sale of common stock in the IPO were $90.3 million after deducting underwriting discounts and offering expenses payable by the Company. The Company intends to use the net proceeds from the offering for general corporate purposes, including the acquisition and development of land and home construction.

1. Organization and Description of the Business

        WCI Communities, Inc. (the Company) is a lifestyle community developer and luxury homebuilder in several of Florida's coastal markets. Our business is organized into three operating segments: homebuilding, real estate services, and amenities. Our homebuilding operations design, sell, and build single- and multi-family homes targeting move-up, second-home, and active adult buyers. Our real estate service businesses include real estate brokerage and title services. Our amenities operations own and operate golf courses and country clubs, marinas and resort-style amenity facilities within many of our communities.

        On August 4, 2008, WCI's predecessor company and certain subsidiaries (the Debtors) filed voluntary petitions for Chapter 11 bankruptcy protection in the United States Bankruptcy Court for the District of Delaware. The Debtors filed a joint plan of reorganization (Reorganization), which was declared effective on September 3, 2009, and the Debtors emerged from bankruptcy on that date. In conjunction with the emergence from bankruptcy, the Company was formed as a holding company that owns 100% of the equity in WCI Communities, LLC and WCI Communities Management, LLC.